GOODWILL & INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ACQUIRED TECHNOLOGY
INTANGIBLE ASSETS

9. ACQUIRED TECHNOLOGY

Acquired technology consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	December 31, 2020
Acquired technology	$10,193	5 years	$1,091	$9,102

The Company recognized $0.8 million and $0.3 million of amortization expense as of December 31, 2020 and 2019, respectively, and expects to recognize $2.0 million of amortization expense annually in the years ended December 31, 2021 through 2023, $1.8 million in 2024 and $1.3 million in 2025. The weighted-average remaining amortization period is 4.6 years.

GOODWILL & INTANGIBLE ASSETS

10. GOODWILL & INTANGIBLE ASSETS

The carrying amount of goodwill at June 30, 2021 and 2020 was $251.1 million and $2.3 million, respectively, and has been recorded in connection with the Company’s acquisitions. The goodwill activity is as follows (in thousands):

Goodwill
Balance at December 31, 2019	$2,252
Balance at December 31, 2020	$2,252
Acquisition of EnvisionTEC	198,369
Acquisition of Adaptive3D	35,265
Acquisition of Aerosint	15,174
Balance at June 30, 2021	$251,060

The Company has no accumulated impairment losses on goodwill.

Intangible assets consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	June 30, 2021
Acquired technology	$126,540	5 – 12 years	$5,514	$121,026
Trade name	9,079	13 years	251	8,828
Customer relationships	50,900	10 years	1,894	49,006
Total intangible assets	$186,519		$7,659	$178,860

The Company recognized $4.3 million and $6.6 million of amortization expense during the three and six months ended June 30, 2021, respectively. The Company recognized $0.2 million and $0.4 million of amortization expense during the three and six months ended June 30, 2020, respectively.

The weighted-average remaining amortization period is 10.0 years. Amortization of acquired technology, trade names, and customer relationships is recognized in cost of sales and research and development, research and development, and sales and marketing, respectively, in the condensed consolidated statements of operations.